Audit Information	12 Months Ended
Dec. 31, 2023
Auditor Information [Abstract]
Auditor Firm ID	1349
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Location	Buenos Aires, Argentina